Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] - JPY (¥) ¥ / shares in Units, ¥ in Millions			1 Months Ended
	Jul. 14, 2015	Jun. 25, 2015	Jun. 16, 2015	May. 15, 2015	Mar. 31, 2015
Repurchase of Own Shares [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of own shares repurchased			111,151,800
Approximate repurchase value in aggregate of own shares based on the discretionary dealing contract			¥ 100,000
Repurchase of Own Shares [Member] | Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase				160,000,000
Percentage of shares allowed for repurchase over total number of outstanding shares				1.14%
Aggregate amount of shares allowed for repurchase				¥ 100,000
Approval of Dividends [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, date of record		Mar. 31, 2015
Dividends payable, amount per share		¥ 9
Dividends payable, total amount		¥ 126,179
Partial Amendment to Articles of Incorporation [Member] | Class 5 and 11 Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares authorized					1,000
Stock Acquisition Rights [Member] | MUFG BTMU MUTB MUSHD MUMSS Stock Acquisition Rights [Member] | July 2015 [Member]
Subsequent Event [Line Items]
Aggregate amount of share of MUFG's common stock to be acquired with stock acquisition rights	2,058,600
Exercise price of stock acquisition rights	¥ 1
Last exercisable date of stock acquisition rights	Jul. 13, 2045